Plant and Equipment - Schedule of Plant and Equipment (Details) (PREMA LIFE PTY. LTD) (10-K) - PREMA LIFE PTY. LTD. [Member] - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Plant and equipment, gross			$ 210,892
Less: accumulated depreciation			(148,251)
Foreign exchange translation			(7,544)
Plant and equipment, net			55,097
Plant and Equipment [Member]
Plant and equipment, gross			37,302
Furniture and Fittings [Member]
Plant and equipment, gross			26,326
Office Equipment [Member]
Plant and equipment, gross			55,012
Manufacturing Equipment [Member]
Plant and equipment, gross			$ 92,252